Other disclosures - Risk Management and Principal Risks - Deposit funding (audited) (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Loans and advances to customers		£ 326,000
Deposits from customers		395,000
Loan to deposit ratio	[1]		81.00%
Head Office [member]
Disclosure of operating segments [line items]
Loans and advances to customers		11,000
Deposits from customers		0
Barclays UK [member] | Operating segments [member]
Disclosure of operating segments [line items]
Loans and advances to customers		189
Deposits from customers		197
Loan to deposit ratio	[1]		95.00%
Barclays International [member] | Operating segments [member]
Disclosure of operating segments [line items]
Loans and advances to customers		127
Deposits from customers		£ 197
Loan to deposit ratio	[1]		68.00%

[1]	The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost. Comparatives have been updated based on this approach.